Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.4%
	Auto Components — 3.8%
109,595	Gentex Corp.	$3,176,063
	Capital Markets — 8.6%
29,409	Affiliated Managers Group, Inc.	2,492,119
52,620	E*TRADE Financial Corp.	2,387,369
19,398	T. Rowe Price Group, Inc.	2,363,452
		7,242,940
	Chemicals — 4.2%
103,938	Axalta Coating Systems, Ltd.(a)	3,159,715
92,756	Rayonier Advanced Materials, Inc.	356,183
		3,515,898
	Commercial Services & Supplies — 0.4%
273,633	Civeo Corp.(a)	352,987
	Construction & Engineering — 2.9%
10,310	Arcosa, Inc.	459,311
22,366	Jacobs Engineering Group, Inc.	2,009,138
		2,468,449
	Consumer Finance — 5.5%
238,576	SLM Corp.	2,125,712
70,309	Synchrony Financial	2,531,827
		4,657,539
	Containers & Packaging — 1.9%
22,447	Crown Holdings, Inc.(a)	1,628,305
	Diversified Consumer Services — 1.6%
78,578	Laureate Education, Inc., Class A(a)	1,383,759
	Diversified Financial Services — 4.3%
169,896	Jefferies Financial Group, Inc.	3,630,678
	Diversified Telecommunication Services — 2.3%
149,020	CenturyLink, Inc.	1,968,554
	Electrical Equipment — 3.5%
54,413	Sensata Technologies Holding PLC(a)	2,931,228
	Energy Equipment & Services — 1.5%
32,307	Core Laboratories NV	1,217,005
	Health Care Equipment & Supplies — 3.9%
22,017	Zimmer Biomet Holdings, Inc.	3,295,505
	Health Care Providers & Services — 5.5%
15,473	Laboratory Corp. of America Holdings(a)	2,617,567
14,835	McKesson Corp.	2,051,977
		4,669,544
	Hotels, Restaurants & Leisure — 4.5%
122,140	Extended Stay America, Inc.	1,815,000
76,596	Stars Group, Inc. (The)(a)	1,998,390
		3,813,390
	Household Products — 3.6%
46,801	Spectrum Brands Holdings, Inc.	3,008,836
	Insurance — 7.4%
10,604	Enstar Group, Ltd.(a)	2,193,543
29,651	Lincoln National Corp.	1,749,706

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — (continued)
2,005	Markel Corp.(a)	$2,292,056
		6,235,305
	Interactive Media & Services — 2.9%
19,573	Baidu, Inc., ADR(a)	2,474,027
	Internet & Direct Marketing Retail — 3.1%
71,239	eBay, Inc.	2,572,440
	Machinery — 1.9%
73,353	Trinity Industries, Inc.	1,624,769
	Media — 5.2%
29,914	Fox Corp., Class A	1,108,912
119,743	News Corp., Class B	1,737,471
36,366	ViacomCBS, Inc., Class B	1,526,281
		4,372,664
	Oil, Gas & Consumable Fuels — 0.9%
321,156	Southwestern Energy Co.(a)	777,198
	Pharmaceuticals — 2.0%
42,200	Prestige Consumer Healthcare, Inc.(a)	1,709,100
	Real Estate Management & Development — 5.3%
57,743	CBRE Group, Inc., Class A(a)	3,539,068
92,672	Realogy Holdings Corp.	897,065
		4,436,133
	Specialty Retail — 3.5%
34,072	CarMax, Inc.(a)	2,987,092
	Technology Hardware, Storage & Peripherals — 4.3%
102,319	NCR Corp.(a)	3,597,536
	Trading Companies & Distributors — 2.9%
51,260	Air Lease Corp.	2,435,875
	Total Common Stocks
	(Cost $67,790,616)	82,182,819

MONEY MARKET FUND — 3.1%
2,574,412	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(b)	2,574,412
	Total Money Market Fund
	(Cost $2,574,412)	2,574,412
Total Investments — 100.5%
(Cost $70,365,028)		84,757,231
Net Other Assets (Liabilities) — (0.5)%		(425,507)
NET ASSETS — 100.0%		$84,331,724

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Mid Value Fund

December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Mid Value Fund (referred to as a “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Mid Cap Value Fund	$84,757,231	(a)	$—	$—	$84,757,231

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Mid Value Fund — (continued)

December 31, 2019 (Unaudited)

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

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